UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2005

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):  [  ] is a restatement.
                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Trust Company
Address:  N27 W23957 Paul Road, Suite 204
          Pewaukee, WI  53072

Form 13F File No.:  028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     James Scott Harkness
Title:    President
Phone:    (262) 523-7560
Signature, Place, and Date of Signing:

  J. Scott Harkness 		Pewaukee, Wisconsin    04/19/2005
      (Signature)                    (City/State)       (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:            0

Form 13F Information Table Entry Total:      90

Form 13F Information Table Value Total:      $553,205 (in
						thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report:        None

PROVIDENT TRUST COMPANY
SEC #801-58213
"March 31, 2005"
		 							 Voting Authority
		 Type of		Value		Shares/	Invsm	Otr
Name of Issuer	 Class	Cusip		(x 1,000)	Prn Amt	Dscrt	Mgr	Sole	Shared	None

3M COMPANY	 COM	88579Y101	     4	    50		Sole		    50
ABBOTT LABS	 COM	002824100	   322	  6913		Sole		  6913
ACTUANT CORP	 COM	00508X203	    67	  1500		Sole		  1500
AFFLTD COMPSVCS  COM	008190100	 38965	731870		Sole		731870
AFLAC INC	 COM	001055102	   181	  4850		Sole		  4850
AMERICAN EXPRS 	 COM	025816109	    76	  1477		Sole		  1477
AMRITRADE HLDNG  COM	03074K100	 16189 1585575		Sole	       1585575
AMGEN INC	 COM	031162100	   108	  1856		Sole		  1856
APACHE CORP	 COM	037411105	 30297	494810		Sole		494810
APW LTD		 COM	G04397108	     0	 12250		Sole		 12250
ASSCIATED BANC	 COM	045487105	    53	  1699		Sole		  1699
ATLAS MINERALS	 COM	049371107	     0	    82		Sole		    82
BANK OF AMERICA	 COM	060505104	    21	   468		Sole		   468
BELLSOUTH CORP	 COM	079860102	     5	   187		Sole		   187
BERKSHIRE HTHWY  COM	084670207	    29	    10		Sole		    10
BIOMET INC 	 COM	090613100	 40399 1112910		Sole	       1112910
BP PLC SPON ADR	 COM	055622104	   510	  8170		Sole		  8170
CHEVRON TEXACO   COM	166764100	   362	  6210		Sole		  6210
CISCO SYS INC	 COM	17275R102	 14882	831840		Sole		831840
CITIGROUP INC 	 COM	172967101	   269	  5987		Sole		  5987
CONOCOPHILLIPS	 COM	20825C104	   108	  1000		Sole		  1000
COSTCO WHSL 	 COM	22160K105	    11	   240		Sole		   240
DELL INC	 COM	24702R101	    13	   350		Sole		   350
DEVRY INC	 COM	251893103	   121	  6412		Sole		  6412
DISNEY WALT CO 	 COM	254687106	    76	  2634		Sole		  2634
DOVER CORP 	 COM	260003108	    76	  2000		Sole		  2000
DU PONT EIDENEM  COM	263534109	   235	  4577		Sole		  4577
EBAY INC	 COM	278642103	    63	  1700		Sole		  1700
ENRON CORP.	 COM	293561106	     0	   126		Sole		   126
ENRON CAP TR 	 PFD	29357N206	     3	   800		Sole		   800
EXPRESS SCRIPTS  COM	302182100	 32409	371705		Sole		371705
EXXON MOBIL 	 COM	30231G102	   319	  5349		Sole		  5349
FASTENAL CO 	 COM	311900104	 29255	529015		Sole		529015
FUJISAWA PHARM	 COM	J15162118	    43	  1835		Sole		  1835
GANNETT INC 	 COM	364730101	    95	  1200		Sole		  1200
GENERAL ELEC  	 COM	369604103	   856	 23737		Sole		 23737
GLOBAL CROSSING	 COM	G3921A100	     0	  1000		Sole		  1000
HEALTH MGT ASSC  COM	421933102	 38770 1480890		Sole	       1480890
HOSPIRA INC	 COM	441060100	     9	   268		Sole		   268
ILLINOIS TOOLWKS COM	452308109	 32128	358855		Sole		358855
INTEL CORP 	 COM	458140100	   184	  7900		Sole		  7900
INTERPUBLIC GRP  COM	460690100	    25    2033		Sole		  2033
ISTAR FINL INC	 COM	45031U101	   103	  2500		Sole		  2500
ITT INDS INC 	 COM	450911102	    45	   500		Sole		   500
JACOBS ENGR GRP	 COM	469814107	 30826	593720		Sole		593720
JOHNSN & JOHNSN	 COM	478160104	   171    2550		Sole		  2550
JOHNSON CNTROLS	 COM	478366107	    36	   648		Sole		   648
JP MORGAN CHASE	 COM	46625H100	   186	  5363		Sole		  5363
KIMBERLY CLARK 	 COM	494368103	    59	   900		Sole		   900
LOCKHEED MARTIN  COM	539830109	   111	  1820		Sole		  1820
LOWES COS INC 	 COM	548661107	 41828	732660		Sole		732660
M B I A INC	 COM	55262C100	   105	  2000		Sole		  2000
MANPOWER INC	 COM	56418H100	 37582	863555		Sole		863555
MANULIFE FINL 	 COM	56501R106	    70	  1461		Sole		  1461
MARSHLL & ILSLEY COM	571834100	  3599	 86201		Sole		 86201
MCGRAW HILL COS  COM	580645109	    30	   340		Sole		   340
MEDTRONIC INC 	 COM	585055106	 32320	634355		Sole		634355
MERCURY GNRLCRP  COM	589400100	   481	  8698		Sole		  8698
METRO AIRLINES	 COM	591905203	     0	    11		Sole		    11
NORTHERN TR CRP	 COM	665859104	    26	   600		Sole		   600
PENTAIR INC 	 COM	709631105	 36453	934695		Sole		934695
PEPSICO INC 	 COM	713448108	    85	  1600		Sole		  1600
PFIZER INC	 COM	717081103	   302	 11498		Sole		 11498
PRINCPL FINL GRP COM	74251V102	     4	   116		Sole		   116
PROCTER & GAMBLE COM	742718109	    85	  1600		Sole		  1600
PROGRESSIVE CORP COM	743315103	    49	   535		Sole		   535
ROYAL DUTCH PETE COM	780257804	   548	  9125		Sole		  9125
SENSIENT TECH    COM	81725T100	   109	  5060		Sole		  5060
SERVICEMASTER CO COM	81760N109	    42	  3100		Sole		  3100
SMUCKER J M CO	 COM	832696405	     1	    16		Sole		    16
ST PAUL TRAVLRS  COM	792860108	     1	    35		Sole		    35
STATE FINCL SVCS COM	856855101	   226	  6125		Sole		  6125
STREICHER MOBILE COM	862924107	     2	  1000		Sole		  1000
STRYKER CORP	 COM	863667101	   758	 16988		Sole		 16988
SUN LIFE FINCL   COM	866796105	    14	   417		Sole		   417
SYSCO CORP	 COM	871829107	   136	  3800		Sole		  3800
T. ROWE PRICE GRPCOM	74144T108	   356	  6000		Sole		  6000
TOLL BROS INC	 COM	889478103	 46556	590442		Sole		590442
TRIBUNE CO NEW	 COM	896047107	    40	  1000		Sole		  1000
TRICONTL CORP	 MUTFD	895436103	    33	  1834		Sole		  1834
US BANCOPR	 COM	902973304	     4	   144		Sole		   144
VERISIGN INC	 COM	92343E102	    14	   500		Sole		   500
VIROLOGIC INC	 COM	92823R201	    25	 10372		Sole		 10372
VODAFONE GRP PLC COM	92857W100	    16	   600		Sole		   600
WAL MART STORES  COM	931142103	   160	  3200		Sole		  3200
WALGREEN CO	 COM	931422109	 41645	937526		Sole		937526
WELLS FARGO CO	 COM	949746101	   377	  6300		Sole		  6300
WYETH		 COM	983024100	    42	  1000		Sole		  1000
ZIMMER HLDINGS   COM	98956P102	     9	   112		Sole		   112

					553205